FINANCIAL INSTRUMENTS (Details Narrative) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Contracts for the purchase			$ 800	$ 800	$ 16
Average exchange rate | $ / shares				$ 20.45
Unrealized gain (loss) in finance expense	$ 21		426
Increased/(decreased) net income	193
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Average exchange rate | $ / shares		$ 25.06		$ 20.40
Increased/(decreased) net income	4,502
Forward Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Unrealized gain (loss) in finance expense			$ 21